RETIREMENT BENEFITS - Level 3 Roll Forward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non U S Pension And Postretirement Benefit Plans | Non-U.S. equity
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	$ 388
Plan assets at fair value at end of period	343	$ 388
Non U S Pension And Postretirement Benefit Plans | Non-U.S. equity | Level 3
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	48	49
Unrealized gains (losses)	(1)	(3)
Purchases, sales, and issuances	0	0
Transfers in and/or out of Level 3	0	2
Plan assets at fair value at end of period	47	48
Non U S Pension And Postretirement Benefit Plans | Annuity contracts
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	33
Plan assets at fair value at end of period	42	33
Non U S Pension And Postretirement Benefit Plans | Annuity contracts | Level 3
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	32	32
Unrealized gains (losses)	2	0
Purchases, sales, and issuances	4	0
Transfers in and/or out of Level 3	3	0
Plan assets at fair value at end of period	41	32
Non U S Pension And Postretirement Benefit Plans | Other investments
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	167
Plan assets at fair value at end of period	164	167
Non U S Pension And Postretirement Benefit Plans | Other investments | Level 3
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	165	202
Unrealized gains (losses)	(2)	0
Purchases, sales, and issuances	2	(37)
Transfers in and/or out of Level 3	(2)	0
Plan assets at fair value at end of period	163	165
Non U S Pension And Postretirement Benefit Plans | Total investments
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	5,308
Plan assets at fair value at end of period	4,789	5,308
Plan assets valued at NAV		5	$ 11
Non U S Pension And Postretirement Benefit Plans | Total investments | Level 3
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	251	288
Unrealized gains (losses)	(2)	(3)
Purchases, sales, and issuances	6	(36)
Transfers in and/or out of Level 3	2	2
Plan assets at fair value at end of period	257	251
Non U S Pension And Postretirement Benefit Plans | Foreign government
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	3,434
Plan assets at fair value at end of period	3,057	3,434
Non U S Pension And Postretirement Benefit Plans | Foreign government | Level 3
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	1	0
Unrealized gains (losses)	0	0
Purchases, sales, and issuances	(1)	0
Transfers in and/or out of Level 3	0	1
Plan assets at fair value at end of period	0	1
Non U S Pension And Postretirement Benefit Plans | Non-U.S. corporate bond
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	869
Plan assets at fair value at end of period	775	869
Non U S Pension And Postretirement Benefit Plans | Non-U.S. corporate bond | Level 3
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	5	5
Unrealized gains (losses)	(1)	0
Purchases, sales, and issuances	1	1
Transfers in and/or out of Level 3	0	(1)
Plan assets at fair value at end of period	5	5
Non U S Pension And Postretirement Benefit Plans | Real estate
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	3
Plan assets at fair value at end of period	4	3
Non U S Pension And Postretirement Benefit Plans | Real estate | Level 3
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	0
Unrealized gains (losses)	0
Purchases, sales, and issuances	0
Transfers in and/or out of Level 3	1
Plan assets at fair value at end of period	1	0
U.S. pension and postretirement benefit plans | Non-U.S. equity
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	588
Plan assets at fair value at end of period	816	588
U.S. pension and postretirement benefit plans | Non-U.S. equity | Level 3
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	0
Plan assets at fair value at end of period	0	0
U.S. pension and postretirement benefit plans | Annuity contracts
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	59
Plan assets at fair value at end of period	27	59
U.S. pension and postretirement benefit plans | Annuity contracts | Level 3
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	59	91
Realized gains (losses)	0	0
Unrealized gains (losses)	(4)	(1)
Purchases, sales, and issuances	(28)	(31)
Transfers in and/or out of Level 3	0	0
Plan assets at fair value at end of period	27	59
U.S. pension and postretirement benefit plans | Other investments
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	161
Plan assets at fair value at end of period	147	161
U.S. pension and postretirement benefit plans | Other investments | Level 3
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	161	150
Realized gains (losses)	(1)	(1)
Unrealized gains (losses)	(9)	(4)
Purchases, sales, and issuances	(4)	16
Transfers in and/or out of Level 3	0	0
Plan assets at fair value at end of period	147	161
U.S. pension and postretirement benefit plans | Total investments
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	6,294
Plan assets at fair value at end of period	6,367	6,294
Plan assets valued at NAV		2,496	$ 3,284
U.S. pension and postretirement benefit plans | Total investments | Level 3
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	220	241
Realized gains (losses)	(1)	(1)
Unrealized gains (losses)	(13)	(5)
Purchases, sales, and issuances	(32)	(15)
Transfers in and/or out of Level 3	0	0
Plan assets at fair value at end of period	174	220
U.S. pension and postretirement benefit plans | Foreign government
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	0
Plan assets at fair value at end of period	309	0
U.S. pension and postretirement benefit plans | Foreign government | Level 3
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	0
Plan assets at fair value at end of period	0	0
U.S. pension and postretirement benefit plans | Non-U.S. corporate bond
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	417
Plan assets at fair value at end of period	440	417
U.S. pension and postretirement benefit plans | Non-U.S. corporate bond | Level 3
Defined Benefit Plan Disclosure
Plan assets at fair value at beginning of period	0
Plan assets at fair value at end of period	$ 0	$ 0